UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22732

Recon Capital Series Trust
 (Exact name of registrant as specified in charter)

1 Landmark Square
8th Floor
Stamford, CT 06901
 (Address of principal executive offices) (Zip code)

Garrett Paolella
President/Chief Executive Officer
Recon Capital Series Trust
1 Landmark Square
8th Floor
Stamford, CT 06901
 (Name and address of agent for service)

(844) 723-8637
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Item 1. Portfolio of Investments.

Portfolio of Investments - Recon Capital DAX Germany ETF
July 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 93.4%
Consumer Discretionary — 17.1%
adidas AG	2,741	$449,809
Bayerische Motoren Werke AG	4,529	390,226
Continental AG	1,550	324,993
Daimler AG	14,700	999,781
ProSiebenSat.1 Media SE	2,956	135,164
		2,299,973

Consumer Staples — 0.9%
Beiersdorf AG	1,354	127,171

Financials — 16.2%
Allianz SE	6,825	979,198
Commerzbank AG	15,000	98,899
Deutsche Bank AG*	19,500	262,217
Deutsche Boerse AG	2,500	209,980
Muenchener Rueckversicherungs-Gesellschaft AG	2,350	392,083
Vonovia SE	5,923	234,800
		2,177,177

Health Care — 15.9%
Bayer AG	11,750	1,264,283
Fresenius Medical Care AG & Co. KGaA	2,913	266,331
Fresenius SE & Co. KGaA	5,535	413,400
Merck KGaA	1,784	197,023
		2,141,037

Industrials — 12.2%
Deutsche Lufthansa AG	6,407	76,160
Deutsche Post AG	13,400	399,940
Siemens AG	10,750	1,167,503
		1,643,603

Information Technology — 10.6%
Infineon Technologies AG	15,523	256,909
SAP SE	13,400	1,174,944
		1,431,853

Materials — 12.7%
BASF SE	13,350	1,048,891
HeidelbergCement AG	1,913	162,025
Linde AG	2,500	359,798
ThyssenKrupp AG	6,009	137,752
		1,708,466

Telecommunication Services — 4.8%
Deutsche Telekom AG	38,000	646,967

Utilities — 3.0%
E.ON SE	27,000	289,610
RWE AG*	6,665	118,543
		408,153

TOTAL COMMON STOCKS
(Cost $14,299,914)		12,584,400

Preferred Stocks — 4.9%
Consumer Discretionary — 2.7%
Volkswagen AG	2,526	355,349

Consumer Staples — 2.2%
Henkel AG & Co. KGaA	2,408	299,974

TOTAL PREFERRED STOCKS
(Cost $910,139)		655,323

TOTAL INVESTMENTS — 98.3%
(Cost $15,210,053)		13,239,723
Other Assets in Excess of Liabilities - 1.7%		225,718
Total Net Assets — 100.0%		$13,465,441

* Non-income producing security.

Glossery:
AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.
KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation
(as of July 31, 2016)
Consumer Discretionary	19.8%
Financials	16.2
Health Care	15.9
Materials	12.7
Industrials	12.2
Information Technology	10.6
Telecommunication Services	4.8
Consumer Staples	3.1
Utilities	3.0
Total Investments	98.3
Other Assets in Excess of Liabilities	1.7
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments - Recon Capital NASDAQ 100 Covered Call ETF
July 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 100.7%†
Consumer Discretionary - 21.6%
Amazon.com, Inc.*	4,173	$3,166,514
Bed Bath & Beyond, Inc.	1,455	65,402
Charter Communications, Inc. Class A*	2,390	561,339
Comcast Corp. Class A	21,380	1,437,805
Ctrip.com International Ltd.*(a)	3,295	143,893
Discovery Communications, Inc. Class A*	1,318	33,069
Discovery Communications, Inc. Class C*	2,252	55,264
DISH Network Corp. Class A*	2,007	107,214
Dollar Tree, Inc.*	2,087	200,957
Expedia, Inc.	1,223	142,663
JD.Com, Inc.*(a)	8,034	173,936
Liberty Global PLC Class A*	2,519	79,877
Liberty Global PLC Class C *	5,791	179,231
Liberty Ventures Series A*	1,188	44,799
Marriott International, Inc. Class A	2,260	162,042
Mattel, Inc.	3,021	100,841
Netflix, Inc.*	3,804	347,115
Norwegian Cruise Line Holdings Ltd.*	2,019	86,009
O'Reilly Automotive, Inc.*	866	251,686
Priceline Group, Inc.*	439	593,006
QVC Group*	4,073	109,197
Ross Stores, Inc.	3,606	222,959
Sirius XM Holdings, Inc.*	43,845	192,480
Starbucks Corp.	12,954	751,980
Tesla Motors, Inc.*	1,305	306,401
Tractor Supply Co.	1,188	108,880
TripAdvisor, Inc.*	1,177	82,355
Twenty-First Century Fox, Inc. Class A	9,689	258,115
Twenty-First Century Fox, Inc. Class B	7,095	191,778
Ulta Salon Cosmetcis & Fragrance, Inc.*	569	148,629
Viacom, Inc. Class B	3,090	140,502
		10,445,938

Consumer Staples - 6.9%
Costco Wholesale Corp.	3,907	653,329
Kraft Heinz Co.	10,782	931,457
Mondelez International, Inc. Class A	13,725	603,625
Monster Beverage Corp.*	1,803	289,616
Walgreens Boots Alliance, Inc.	9,584	759,532
Whole Foods Market, Inc.	2,887	87,996
		3,325,555

Health Care - 12.6%
Alexion Pharmaceuticals, Inc.*	2,006	257,971
Amgen, Inc.	6,644	1,142,967
Biogen, Inc.*	1,943	563,334
BioMarin Pharmaceutical, Inc.*	1,436	142,767
Celgene Corp.*	6,851	768,614
Cerner Corp.*	3,020	188,418
DENTSPLY SIRONA, Inc.	2,068	132,435
Express Scripts Holding Co.*	5,594	425,535
Gilead Sciences, Inc.	11,778	935,998
Henry Schein, Inc.*	728	131,753
Illumina, Inc.*	1,302	216,588
Incyte Corp.*	1,665	150,200
Intuitive Surgical, Inc.*	332	230,992
Mylan NV*	4,496	210,368
Regeneron Pharmaceuticals, Inc.*	914	388,560
Vertex Pharmaceuticals, Inc.*	2,190	212,430
		6,098,930

Industrials - 1.9%
American Airlines Group, Inc.	5,113	181,511
CSX Corp.	8,560	242,505
Fastenal Co.	2,563	109,568
PACCAR, Inc.	3,122	184,104
Stericycle, Inc.*	751	67,793
Verisk Analytics, Inc.*	1,495	127,494
		912,975

Information Technology - 56.5%
Activision Blizzard, Inc.	6,527	262,124
Adobe Systems, Inc.*	4,429	433,422
Akamai Technologies, Inc.*	1,569	79,282
Alphabet, Inc. Class A*	2,600	2,057,484
Alphabet, Inc. Class C*	3,037	2,334,815
Analog Devices, Inc.	2,754	175,788
Apple, Inc.	48,438	5,047,724
Applied Materials, Inc.	9,631	253,199
Autodesk, Inc.*	1,996	118,662
Automatic Data Processing, Inc.	4,066	361,671
Baidu, Inc.*(a)	2,408	384,317
Broadcom Ltd.	3,473	562,556
CA, Inc.	3,703	128,309
Check Point Software Technologies Ltd.*	1,516	116,550
Cisco Systems, Inc.	44,479	1,357,944
Citrix Systems, Inc.*	1,370	122,108

Cognizant Technology Solutions Corp. Class A*	5,413	311,193
CommerceHub, Inc. Class A*	1	11
CommerceHub, Inc. Class C*	1	8
eBay, Inc.*	10,160	316,586
Electronic Arts, Inc.*	2,667	203,545
Facebook, Inc. Class A*	20,445	2,533,953
Fiserv, Inc.*	1,981	218,623
Intel Corp.	41,758	1,455,684
Intuit, Inc.	2,281	253,168
Lam Research Corp.	1,413	126,845
Linear Technology Corp.	2,113	126,759
Maxim Integrated Products, Inc.	2,542	103,663
Microchip Technology, Inc.	1,903	105,883
Micron Technology, Inc.*	9,221	126,696
Microsoft Corp.	69,512	3,939,940
NetApp, Inc.	2,598	68,457
NetEase, Inc.(a)	669	136,657
NVIDIA Corp.	4,782	273,052
NXP Semiconductor NV*	3,073	258,409
Paychex, Inc.	3,206	190,052
Paypal Holdings, Inc.*	10,719	399,176
QUALCOMM, Inc.	12,989	812,852
Seagate Technology PLC	2,636	84,431
Skyworks Solutions, Inc.	1,696	111,970
Symantec Corp.	5,415	110,628
Texas Instruments, Inc.	8,933	623,077
Western Digital Corp.	2,490	118,300
Xilinx, Inc.	2,270	115,952
Yahoo!, Inc.*	8,415	321,369
		27,242,894

Telecommunication Services - 1.2%
SBA Communications Corp. Class A*	1,115	128,225
T-Mobile US, Inc.*	7,271	336,938
Vodafone Group PLC(a)	3,447	106,513
		571,676

TOTAL COMMON STOCKS
(Cost $43,900,664)		48,597,968

TOTAL INVESTMENTS - 100.7%
(Cost $43,900,664)		48,597,968
Liabilities in Excess of Other Assets - (0.7%)		(338,281)
TOTAL NET ASSETS - 100.0%		$48,259,687

Number of Contracts
Options Written - (3.0)%
NDX Call, Expires 8/19/2016, Strike Price $4,600	102	$(1,456,560)
(Premiums Received $635,430)

* Non-income producing security.
†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2016 was $48,597,968.
(a) American Depositary Receipts

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Sector Allocation
(as of July 31, 2016)
Information Technology	56.5%
Consumer Discretionary	21.6
Health Care	12.6
Consumer Staples	6.9
Industrials	1.9
Telecommunication Services	1.2
Total Investments	100.7
Other Assets in Excess of Liabilities	(0.7)
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments - Recon Capital BullMark LatAm Select Leaders ETF
July 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 80.9%
Consumer Discretionary - 11.5%
Multiplus SA	7,094	$94,342
Smiles SA	14,384	231,748
		326,090

Consumer Staples - 7.3%
Almacenes Exito SA	4,014	18,305
Coca-Cola Femsa SAB de CV	13,269	104,029
Kimberly-Clark de Mexico SAB de CV	11,179	25,267
Wal-Mart de Mexico SAB de CV	26,001	59,352
		206,953

Energy - 4.6%
Ecopetrol SA*	3,095	1,315
Empresas COPEC SA	14,099	127,928
		129,243

Financials - 26.4%
Administradora de Fondos de Pensiones Habitat SA	4,466	5,935
Banco de Chile	6,471	719
Banco do Brasil SA	17,820	115,964
BB Seguridade Participacoes SA	29,678	277,156
BM&FBovespa SA	28,215	165,858
BR Properties SA	4,212	11,587
Gentera SAB de CV	13,617	25,288
Grupo Financiero Santander Mexico SAB de CV	11,272	20,560
Porto Seguro SA	14,160	124,070
		747,137

Health Care - 1.6%
Qualicorp SA	6,604	43,485

Industrials - 16.7%
EcoRodovias Infraestrutura e Logistica SA*	9,684	24,342
Grupo Aeroportuario del Centro Norte SAB de CV	13,452	83,725
Grupo Aeroportuario del Pacifico SAB de CV*	10,180	100,079
Grupo Aeroportuario del Sureste SAB de CV	17,181	264,349
		472,495

Materials - 10.0%
Fibria Celulose SA	18,110	110,646
Grupo Mexico SAB de CV	22,383	54,006
Vale SA	20,514	117,678
		282,330

Telecommunication Services - 0.6%
America Movil SAB de CV	29,748	17,119

Utilities - 2.2%
Empresa Nacional de Electricidad SA	14,715	13,442
Enersis Americas SA	8,601	1,511
Transmissora Alianca de Energia Eletrica SA	5,996	47,821
		62,774

TOTAL COMMON STOCKS
(Cost $2,043,265)		2,287,626

Preferred Stocks - 12.3%
Financials - 5.4%
Bancolombia SA	7,104	60,719
Itausa - Investimentos Itau SA	36,324	94,104
		154,823

Materials - 5.8%
Vale SA	35,199	162,621

Utilities - 1.1%
Cia Energetica de Minas Gerais	11,542	32,393

TOTAL PREFERRED STOCKS
(Cost $275,821)		349,837

Real Estate Investment Trusts - 1.1%
Financials - 1.1%
Fibra Uno Administracion SA de CV	15,182	30,891

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $31,971)		30,891

TOTAL INVESTMENTS - 94.3%
(Cost $2,351,057)		2,668,354
Other Assets in Excess of Liabilities - 5.7%		160,154
TOTAL NET ASSETS - 100.0%		$2,828,508

* Non-income producing security.

Sector Allocation
(as of July 31, 2016)
Financials	32.9%
Industrials	16.7
Materials	15.8
Consumer Discretionary	11.5
Consumer Staples	7.3
Energy	4.6
Utilities	3.3
Health Care	1.6
Telecommunication Services	0.6
Total Investments	94.3
Other Assets in Excess of Liabilities	5.7
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Notes to Portfolio of Investments
July 31, 2016 (Unaudited)

Fair Value Measurement

Generally accepted accounting principles in the United States of America ("GAAP") requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2016 in valuing the Funds’ assets and liabilities carried at fair value:

Recon Capital DAX Germany ETF
Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$12,584,400	$—	$—	$12,584,400
Preferred Stocks	655,323	—	—	655,323
Total	$13,239,723	$—	$—	$13,239,723

Recon Capital NASDAQ 100 Covered Call ETF
Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$48,597,968	$—	$—	$48,597,968
Liabilities
Other Financial Instruments
Options Written*	—	(1,456,560)	—	(1,456,560)
Total	$48,597,968	$(1,456,560)	$—	$47,141,408

Recon Capital BullMark LatAm Select Leaders ETF
Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$2,287,626	$—	$—	$2,287,626
Preferred Stocks	349,837	—	—	349,837
REITs	30,891	—	—	30,891
Total	$2,668,354	$—	$—	$2,668,354

† See the Portfolio of Investments for breakdown by sector /country.

* Purchased and written options contracts listed on Exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. It is the Funds’ policy to recognize transfer into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the period.

FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2014 and 2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At July 31, 2016, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Recon Capital DAX Germany ETF ^	$15,210,053	$897,916	$(2,868,246)	$(1,970,330)
Recon Capital NASDAQ 100 Covered Call ETF ^	45,939,079	5,525,644	(2,866,755)	2,658,889
Recon Capital BullMark LatAm Select Leaders ETF *	2,351,057	403,985	(86,688)	317,297

^ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at each Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in each Fund's most recent annual report.

*Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended July 31, 2016 were as follows:

Recon Capital NASDAQ 100 Covered Call ETF	Number of Contracts	Premiums Received
Options outstanding, at beginning of the period	49	$429,611
Options written	813	6,810,950
Options closed	(760)	(6,605,131)
Options outstanding, at end of the period	102	$635,430

Recon Capital NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Recon Capital NASDAQ 100 Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the Buy Write Index. The type of derivatives used by the Recon Capital NASDAQ 100 Covered Call ETF are call options on the NASDAQ-100® Index. Consistent with its investment strategy, the Recon Capital NASDAQ 100 Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Recon Capital NASDAQ 100 Covered Call ETF track the performance of the Buy Write Index. Recon Capital NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Recon Capital NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Recon Capital NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Recon Capital NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Recon Capital NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Recon Capital NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Recon Capital NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Recon Capital Series Trust

By (Signature and Title)  /s/ Garrett Paolella
                                           Garrett Paolella
  President/Chief Executive Officer and
  Treasurer/Chief Financial Officer
  (principal executive officer and principal financial officer)

Date  September xx, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Garrett Paolella
                                              Garrett Paolella
  President/Chief Executive Officer and
  Treasurer/Chief Financial Officer
  (principal executive officer and principal financial officer)

Date  September xx, 2016